Summary of Significant Accounting Policies (Details) - Schedule of disclosed the type of revenue by government category - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of disclosed the type of revenue by government category [Line Items]
Produced	$ 48,059,165	$ 44,473,076	$ 38,527,955
Purchased	55,978,545	44,587,934	41,098,116
Revenue	104,037,710	89,061,010	79,626,071
Class I [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disclosed the type of revenue by government category [Line Items]
Produced	6,151,443	5,181,532	4,437,204
Purchased	7,331,962	6,155,223	5,160,589
Revenue	13,483,405	11,336,755	9,597,793
Class II [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disclosed the type of revenue by government category [Line Items]
Produced	36,788,116	35,863,806	30,876,709
Purchased	41,313,745	33,573,351	31,733,898
Revenue	78,101,861	69,437,157	62,610,607
Class III [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disclosed the type of revenue by government category [Line Items]
Produced	1,094,957	758,525	1,463,677
Purchased	2,291,899	2,355,768	2,287,449
Revenue	3,386,856	3,114,293	3,751,126
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disclosed the type of revenue by government category [Line Items]
Produced	4,024,649	2,669,213	1,750,365
Purchased	5,040,939	2,503,592	1,916,180
Revenue	$ 9,065,588	$ 5,172,805	$ 3,666,545